Pay vs Performance Disclosure - USD ($)		2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
		May 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	PEO Summary Compensation Table (SCT)					PEO Compensation Actually Paid					Other NEO Average SCT and Actually Paid		Value of
Year (1)(2)	PEO SCT Total for Dr. Lindborg	PEO SCT Total for Mr. Tardugno		PEO SCT Total for Dr. Le Goff		Actual PEO Compensation paid to Dr. Lindborg (3)	Actual PEO Compensation paid to PEO Mr. Tardugno (3)		Actual PEO Compensation paid to PEO Dr. Le Goff (3)		SCT Total for Other NEOs	Average Actual Compensation Paid Other NEOs (3)	Initial Fixed $100 Investment Based on TSR (4)	Net Loss (5)
2025(a)	$1,029,349	$	N/A	$	N/A	$751,376	$	N/A	$	N/A	$597,855	$526,176	$17.79	$(14,495,028)
2024(b)	1,189,339		734,810		148,869	1,129,602		$690,584		(6,685)	567,201	684,636	$63.33	$(18,620,242)
2023(c)	N/A		N/A		1,055,814	N/A	$	N/A		910,533	680,040	612,061	$45.33	$(19,514,977)

Named Executive Officers, Footnote [Text Block]

(2)	The PEOs and Other NEOs for the applicable years were as follows:

a.	2025: Dr. Lindborg served as the PEO. Mr. Tardugno and Dr. Faller served as the Other NEO’s for 2025.
b.	2024: Dr. Le Goff served as the PEO until March 2024, Mr. Tardugno served as the PEO until May 2024, and Dr. Lindborg joined in May 2024 as the PEO. Although Mr. Tardugno was an executive officer but not the PEO for the latter part of 2024, since he served as the PEO for a portion of the year he is not included as an Other NEO for any portion of 2024. Dr. Anwer, Mr. Gaiero and Mr. Church served as the Other NEO’s for 2024.
c.	2023: Dr. Le Goff served as the PEO, and Dr. Anwer and Mr. Church as the Other NEO’s for 2023.

Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The 2025 Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year were subject to the following adjustments per item 402(v)(2)(iii) of Regulations S-K to calculate “compensation actually paid”:

	2025		2024				2023
	PEO	Average for other NEOs	PEO (Mr. Tardugno)	PEO (Dr. Le Goff)	PEO (Dr. Lindborg)	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table Total	$1,029,349	$597,855	$734,810	$148,869	$1,189,339	$567,201	$1,055,814	$680,040
ADJUSTMENTS
Deductions for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(104,000)	(55,773)	(213,072)	-	(362,141)	90,950	(107,775)	(83,100)
Increase for the inclusion of Rule 402(v) Equity Value (a)	(173,973)	(15,906)	168,846	(155,554)	302,404	26,486	(37,506)	15,120
Compensation Actually Paid	$751,376	$526,176	$690,584	$(6,685)	$1,129,602	$684,636	$910,533	$612,061

a)	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	[2],[3]				$ 597,855	[1]	$ 567,201	[4]	$ 680,040	[5]
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[6]				$ 526,176	[1]	684,636	[4]	612,061	[5]
Table Compensation Actually Paid and Cumulative TSR

Table Compensation Actually Paid and Cumulative TSR

The amount of compensation actually paid to Dr. Lindborg in 2025, Dr. Lindborg, Mr. Tardugno and Dr. Le Goff in 2024, and Dr. Le Goff in 2023, is aligned with our TSR over the three years presented in the table, reflecting the impact of the hiring of Dr. Lindborg as President and Chief Executive Officer in 2024 and the termination of Dr. Le Goff in 2024 and cash payments made in connection therewith. Notwithstanding those payments, a substantial amount of Dr. Lindborg’s compensation was in the form of stock option awards that vest in four equal installments, with one-fourth of the grant vesting each on the first, second, third and fourth anniversary of the date of grant. A substantial amount of Mr. Tardugno’s compensation was in the form of stock option awards that vest one-half immediately and one-fourth on each of the first and second anniversaries of the date of grant. A substantial amount of Dr. Le Goff’s compensation was in the form of stock option awards that vested in three equal installments, with one-third of the grant vesting each on the first, second and third anniversary of the date of grant. As the trading price of our common stock fluctuates, so does the value of the stock options and, accordingly, the amount of compensation actually paid to the PEO.

The amount of compensation actually paid to the Other NEOs is aligned with our TSR over the three years presented in the table. A significant portion of the compensation actually paid to the Other NEOs is composed of stock option awards which vest either (i) in three installments, commencing one-third immediately and one-third on each of the first and second anniversary of the date of grant or (iii) one-half immediately and one-fourth on each of the first and second anniversary of the date of grant.

Compensation Actually Paid and Net Income

Compensation Actually Paid and Net Income

The amount of compensation actually paid to Dr. Lindborg in 2025, Dr. Lindborg, Mr. Tardugno and Dr. Le Goff in 2024, and Dr. Le Goff in 2023, and to the Other NEOs is not aligned with our net income over the three years presented in the table. As a clinical stage biotechnology company, we have incurred substantial operating losses, principally from expenses associated with the Company’s research and development programs, clinical trials conducted in connection with the Company’s drug candidates, and applications and submissions to the U.S. Food and Drug Administration. We have substantial future capital requirements to continue our research and development activities and advance our drug candidates through various development stages. Accordingly, net income is not a performance measure we use in determining executive compensation. As discussed above, under “Compensation Discussion and Analysis,” we use a number of corporate goals that may include research and development, regulatory, manufacturing, organization and financial goals which we believe are important to building stockholder value.

For the year ended December 31, 2025, our net loss was $14.5 million compared to a net loss of $18.6 million for the year ended December 31, 2024.

Tabular List [Table Text Block]

Financial Performance Measures

We do not currently use financial performance measures to link executive compensation actually paid to our NEOs to our performance. However, as discussed above under “Executive Compensation,” we do utilize non-financial measures such as clinical development progress and timelines, manufacturing measures and progress towards commercialization.

Total Shareholder Return Amount	[2],[3],[7]				$ 17.79	[1]	63.33	[4]	45.33	[5]
Net Income (Loss) Attributable to Parent	[2],[3],[8]				$ 14,495,028	[1]	(18,620,242)	[4]	$ (19,514,977)	[5]
PEO Name		Mr. Tardugno	Dr. Le Goff	Dr. Lindborg	Dr. Lindborg				Dr. Le Goff
Additional 402(v) Disclosure [Text Block]					The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year.
Dr.Lindborg [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[3]				$ 1,029,349	[1]	1,189,339	[4]
PEO Actually Paid Compensation Amount	[2],[3],[6]				751,376	[1]	1,129,602	[4]
Dr.Lindborg [Member] | Deductions for Amounts Reported Under the Stock Awards and Option Awards Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]				(104,000)		(362,141)
Dr.Lindborg [Member] | Increase for the Inclusion of Rule 402(V) Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]				(173,973)		302,404
Mr. Tardugno [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[3],[4]						734,810
PEO Actually Paid Compensation Amount	[2],[3],[4],[6]						690,584
Mr. Tardugno [Member] | Deductions for Amounts Reported Under the Stock Awards and Option Awards Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]						(213,072)
Mr. Tardugno [Member] | Increase for the Inclusion of Rule 402(V) Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]						168,846
Dr. Le Goff [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[3]						148,869	[4]	$ 1,055,814	[5]
PEO Actually Paid Compensation Amount	[2],[3],[6]						(6,685)	[4]	910,533	[5]
Dr. Le Goff [Member] | Deductions for Amounts Reported Under the Stock Awards and Option Awards Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]								(107,775)
Dr. Le Goff [Member] | Increase for the Inclusion of Rule 402(V) Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]						(155,554)		(37,506)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount					597,855		567,201		680,040
Non-PEO NEO Average Compensation Actually Paid Amount					526,176		684,636		612,061
Non-PEO NEO [Member] | Deductions for Amounts Reported Under the Stock Awards and Option Awards Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]				(55,773)		90,950		(83,100)
Non-PEO NEO [Member] | Increase for the Inclusion of Rule 402(V) Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]				$ (15,906)		$ 26,486		$ 15,120

[1]	2025: Dr. Lindborg served as the PEO. Mr. Tardugno and Dr. Faller served as the Other NEO’s for 2025.
[2]	The PEOs and Other NEOs for the applicable years were as follows:
[3]	We are a smaller reporting company and, accordingly, we have not included any information in this table for 2022 or 2021.
[4]	2024: Dr. Le Goff served as the PEO until March 2024, Mr. Tardugno served as the PEO until May 2024, and Dr. Lindborg joined in May 2024 as the PEO. Although Mr. Tardugno was an executive officer but not the PEO for the latter part of 2024, since he served as the PEO for a portion of the year he is not included as an Other NEO for any portion of 2024. Dr. Anwer, Mr. Gaiero and Mr. Church served as the Other NEO’s for 2024.
[5]	2023: Dr. Le Goff served as the PEO, and Dr. Anwer and Mr. Church as the Other NEO’s for 2023.
[6]	The 2025 Summary Compensation Table totals reported for the PEOs and the average of the Other NEOs for each year were subject to the following adjustments per item 402(v)(2)(iii) of Regulations S-K to calculate “compensation actually paid”:
[7]	Measured as the value of a $100 investment in Imunon, Inc. common stock at market close on December 31, 2022, the last trading day in 2022, through and including the end of the indicated year.
[8]	Calculated in accordance with U.S. GAAP.
[9]	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.